Property, Plant and Equipment - Additional information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Rental income from property plant and equipment	₩ 2,806	₩ 1,978	₩ 3,629